Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt (Tables) [Line Items]
Schedule of Notes Payable	Notes payable as of March 31, 2024 and December 31, 2023 consisted of the following:
	March 31,	December 31,
	2024	2023
FNBD Notes Payable	$9,141,096	$9,309,286
FSNB Notes Payable	5,667,674	5,767,302
Total notes payable	14,808,770	15,076,588
Unamortized debt issuance costs	(116,540)	(124,170)
Notes payable, net of issuance cost	14,692,230	14,952,418
Less current portion	(1,203,402)	(1,469,043)
Long-term portion	$13,488,828	$13,483,375
Notes payable as of December 31, 2023 and 2022 consisted of the following:
	December 31,	December 31,
	2023	2022
FNBD Notes Payable	$9,309,286	$8,863,423
FSB Notes Payable	5,767,302	6,531,377
Car loan	-	6,653
Total notes payable	15,076,588	15,401,453
Unamortized debt issuance costs	(124,170)	(135,240)
Notes payable, net of issuance cost	14,952,418	15,266,213
Less current portion	(1,469,043)	(1,549,861)
Long-term portion	$13,483,375	$13,716,353

Schedule of Notes Payable Repayment Requirements	Notes payable repayment requirements as of March 31, 2024, in the succeeding years are summarized as follows:
Remainder of 2024	$1,203,402
2025	3,776,189
2026	1,008,110
2027	1,052,832
2028	1,098,387
Thereafter	$6,669,850
Notes payable repayment requirements as of December 31, 2023, in the succeeding years are summarized as follows:
2024	$1,469,043
2025	3,776,189
2026	1,008,110
2027	1,052,832
2028	1,098,387
Thereafter	$6,672,027

Schedule of Bridge Note	A roll forward of the bridge note for the three months ended March 31, 2023 is below:
Bridge notes, December 31, 2022	3,899,156
Amortization of original issue discount	116,656
Amortization of warrant discount	125,975
Amortization of debt issuance costs	62,758
Bridge notes, March 31, 2023	$4,204,545
A roll forward of the bridge note from January 1, 2022 to December 31, 2023 is below:
Bridge notes, December 31, 2021	1,031,917
Issued for cash	2,600,000
Amortization of original issue discount	386,245
Warrant discount	(429,284)
Amortization of warrant discount	303,309
Debt issuance costs	(164,000)
Amortization of debt issuance costs	170,969
Bridge notes, December 31, 2022	3,899,156
Amortization of original issue discount	116,656
Amortization of warrant discount	125,975
Amortization of debt issuance costs	62,758
Extinguishment of bridge notes in exchange for Series A preferred stock upon IPO on August 31, 2023	(4,204,545)
Bridge notes, December 31, 2023	$-

Wealth South A Division Of Farmers National Bank Of Danville [Member]
Debt (Tables) [Line Items]
Schedule of Notes Payable to FNBD	Notes payable to FNBD as of March 31, 2024 and December 31, 2023 consisted of the following:
Original Principal	Acquisition	Entered	Maturity	Interest	March 31, 2024	December 31, 2023	Issuance Cost
$237,272	CAH	12/27/21	12/27/41	3.98%	$235,150	$237,272	$6,108
231,987	CAH	12/27/21	12/27/31	3.98%	226,582	231,987	6,108
216,750	P&F	12/27/21	12/27/41	3.98%	214,812	216,750	5,370
318,750	P&F	12/27/21	12/27/31	3.98%	311,323	318,750	5,370
817,135	Pasco	1/14/22	1/14/32	3.98%	804,374	817,135	3,085
478,098	Lytle	3/15/22	3/15/32	3.98%	478,098	478,098	1,898
663,000	Lytle	3/15/22	3/15/42	3.98%	663,000	663,000	11,875
425,000	Kern	3/22/22	3/22/42	3.98%	425,000	425,000	7,855
1,275,000	Kern	3/22/22	3/22/32	3.98%	1,275,000	1,275,000	4,688
246,500	Bartow	5/18/22	5/18/42	3.98%	246,500	246,500	5,072
722,500	Bartow	5/18/22	5/18/32	3.98%	722,500	722,500	2,754
382,500	Dietz	6/15/22	6/15/32	3.98%	382,500	382,500	1,564
445,981	Aberdeen	7/19/22	7/29/32	3.98%	445,981	445,981	1,786
1,020,000	All Breed	8/12/22	8/12/42	3.98%	1,020,000	1,020,000	8,702
519,527	All Breed	8/12/22	8/12/32	3.98%	519,527	519,527	3,159
225,923	All Breed	8/12/22	8/12/32	5.25%	225,923	225,923	3,159
637,500	Williamsburg	12/8/22	12/8/32	5.25%	637,500	637,500	2,556
850,000	Valley Vet	11/8/23	11/8/33	5.25%	850,000	850,000	3,315
$9,713,423					$9,141,096	$9,309,286	$84,424
Notes payable to FNBD as of December 31, 2023 and 2022 consisted of the following:
Original					December 31,	December 31,	Issuance
Principal	Acquisition	Entered	Maturity	Interest	2023	2022	Cost
$237,272	CAH	12/27/2021	12/27/2041	3.98%	$228,785	$237,272	$6,108
231,987	CAH	12/27/2021	12/27/2031	3.98%	10,161	231,987	6,108
216,750	P&F	12/27/2021	12/27/2041	3.98%	208,997	216,750	5,370
318,750	P&F	12/27/2021	12/27/2031	3.98%	288,761	318,750	5,370
817,135	Pasco	1/14/2022	1/14/2032	3.98%	746,733	817,135	3,085
478,098	Lytle	3/15/2022	3/15/2032	3.98%	444,593	478,098	1,898
663,000	Lytle	3/15/2022	3/15/2042	3.98%	645,392	663,000	11,875
425,000	Kern	3/22/2022	3/22/2042	3.98%	413,713	425,000	7,855
1,275,000	Kern	3/22/2022	3/22/2032	3.98%	1,185,648	1,275,000	4,688
246,500	Bartow	5/18/2022	5/18/2042	3.98%	241,429	246,500	5,072
722,500	Bartow	5/18/2022	5/18/2032	3.98%	683,262	722,500	2,754
382,500	Dietz	6/15/2022	6/15/2032	3.98%	364,708	382,500	1,564
445,981	Aberdeen	7/19/2022	7/29/2032	3.98%	428,747	45,981	1,786
1,020,000	All Breed	8/12/2022	8/12/2042	3.98%	1,008,039	1,020,000	8,702
519,527	All Breed	8/12/2022	8/12/2032	3.98%	503,471	519,527	3,159
225,923	All Breed	8/12/2022	8/12/2032	5.25%	219,347	225,923	3,159
637,500	Williamsburg	12/8/2022	12/8/2032	5.25%	637,500	637,500	2,556
850,000	Valley Vet	11/8/2023	11/8/2033	5.25%	850,000	-	3,315
$9,713,423					$9,309,286	$8,863,423	$84,424

First South National Bank [Member]
Debt (Tables) [Line Items]
Schedule of Notes Payable to FSB	Notes payable to FSB as of March 31, 2024 and December 31, 2023 consisted of the following:
Original Principal	Acquisition	Entered	Maturity	Interest	March 31, 2024	December 31, 2023	Issuance Cost
$1,105,000	KVC	1/25/21	2/25/41	4.35%	$987,082	$997,010	$13,264
1,278,400	KVC	1/25/21	1/25/31	4.35%	931,696	960,849	10,085
469,914	KVC	1/25/21	2/25/23	5.05%	-	-	753
2,086,921	Pony Express	10/31/22	10/31/25	5.97%	1,861,227	1,902,452	25,575
400,000	Pony Express	10/31/22	10/31/42	5.97%	384,624	387,433	3,277
568,000	Old 41	12/16/22	12/16/25	6.5%	508,385	520,697	4,531
640,000	Old 41	12/16/22	12/16/25	6.5%	619,660	623,861	5,077
375,000	Valley Vet	11/8/2023	11/8/2024	8.5%	375,000	375,000	6,877
$7,623,235					$5,667,674	$5,767,302	$69,439
Notes payable to FSB as of December 31, 2023 and 2022 consisted of the following:
Original					December 31,	December 31,	Issuance
Principal	Acquisition	Entered	Maturity	Interest	2023	2022	Cost
$1,105,000	KVC	1/25/2021	2/25/2041	4.35%	$997,010	$1,035,558	$13,264
1,278,400	KVC	1/25/2021	1/25/2031	4.35%	960,849	1,074,251	10,085
469,914	KVC	1/25/2021	2/25/2023	5.05%	-	53,964	753
2,086,921	Pony Express	10/31/2022	10/31/2025	5.97%	1,902,452	2,061,346	25,575
400,000	Pony Express	10/31/2022	10/31/2042	5.97%	387,433	398,258	3,277
700,000	Pony Express	10/31/2022	8/16/2023	7.17%	-	700,000	-
568,000	Old 41	12/16/2022	12/16/2025	6.50%	520,697	568,000	4,531
640,000	Old 41	12/16/2022	12/16/2025	6.50%	623,861	640,000	5,077
375,000	Valley Vet	11/8/2023	11/8/2024	8.50%	375,000	-	6,877
$7,623,235					$5,767,302	$6,531,377	$69,439